Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Mar. 31, 2014
Current assets
Cash and cash equivalents	$ 1,274,448	$ 1,386,737
Accounts receivable, net	107,665	123,669
Investment tax credits receivable	377,707	292,712
Other tax credits	78,099	139,623
Prepaid expenses	7,542	16,120
Total Current Assets	1,845,461	1,958,861
Investments	829	905
Long term deposits		9,722
Intangible assets	8,921	13,814
Property and equipment, net	34,291	34,570
Total Assets	1,889,565	2,017,872
Current liabilities
Accounts payable	44,160	30,653
Accrued liabilities	53,181	55,320
Deferred revenue	199,369	225,465
Total current liabiliities	296,710	311,438
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2014 and March 31, 2014.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2014 and March 31, 2014.
Common shares, no par value, Unlimited authorized shares; 139,255,294 shares issued and outstanding as at September 30, 2014 and 135,460,867 shares as at March 31, 2014.	19,362,796	19,362,796
Additional paid-in capital	2,992,537	2,943,966
Accumulated deficit	(20,884,414)	(20,664,842)
Accumulated other comprehensive income	121,936	64,514
Total shareholders' equity	1,592,855	1,706,434
Total liability and equity	$ 1,889,565	$ 2,017,872